Restructuring Expenses - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2016 kmt
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, net	$ 2,710	$ 905	$ 3,833
Restructuring income, net				$ 27,580
Rubber Carbon Black
Restructuring Cost and Reserve [Line Items]
Standard rubber grade (kmt) | kmt					50